Share based compensation - VRS 2020 Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized	$ 8.2	$ 34.5	$ 24.7
2020 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	10 days
Vesting period	1 year
Number of trading days	12 days
Total share-based payment expense recognized	$ 1.1	$ 7.1	$ 13.1